Related Party Transactions - Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 3,257	$ 2,891
Share-based compensation	2,552	2,285
Key management compensation	$ 5,809	$ 5,176